Share-Based Compensation - Summary of Option Activity (Details) - 2010, 2021 and 2024 Plan $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options Outstanding, Beginning balance | shares	578,455,922
Options Outstanding, Granted | shares	76,706,000
Options Outstanding, Forfeited/Expired | shares	(26,876,122)
Options Outstanding, Exercised | shares	(14,490,399)
Options Outstanding, Ending balance | shares	613,795,401
Options Outstanding, Vested and expected to vest | shares	597,060,358
Options Outstanding, Exercisable | shares	419,870,276
Weighted Average Exercise Price, Beginning balance | $ / shares	$ 0.28
Weighted Average Exercise Price, Granted | $ / shares	0.01
Weighted Average Exercise Price, Forfeited/Expired | $ / shares	0.24
Weighted Average Exercise Price, Exercised | $ / shares	0.00
Weighted Average Exercise Price, Ending balance | $ / shares	0.25
Weighted Average Exercise Price, Vested and expected to vest | $ / shares	0.26
Weighted Average Exercise Price, Exercisable | $ / shares	$ 0.36
Weighted Average Remaining Contractual Life, Outstanding	5 years 11 months 15 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	5 years 10 months 13 days
Weighted Average Remaining Contractual Life, Exercisable	4 years 10 months 2 days
Aggregate Intrinsic Value, Outstanding | $	$ 81,954
Aggregate Intrinsic Value, Vested and expected to vest | $	77,511
Aggregate Intrinsic Value, Exercisable | $	$ 31,363